Transactions with Related Parties - Account Balances with Related Parties (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [Line Items]
Accounts payable	₩ 298,448
Loans [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	22,147	₩ 22,147
Loans [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | F&U Credit information Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	22,147	22,147
Loans [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	22,147	22,147
Loans [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | Mintit Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | Happy Narae Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | Contents Wavve Corp [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | Incross Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | Eleven Street Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | SK Planet Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Loans [member] | S K RENT A C A R Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		0
Loans [member] | SK Shieldus Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Accounts receivable - trade and others [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	72,931	92,953
Accounts receivable - trade and others [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	1,668	1,535
Accounts receivable - trade and others [member] | F&U Credit information Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	54	325
Accounts receivable - trade and others [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	12,680	8,022
Accounts receivable - trade and others [member] | Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		4,701
Accounts receivable - trade and others [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	5,158	3,910
Accounts receivable - trade and others [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	5,212	8,936
Accounts receivable - trade and others [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	372	120
Accounts receivable - trade and others [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	6,531	8,697
Accounts receivable - trade and others [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	12,703	15,082
Accounts receivable - trade and others [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	66,051	82,482
Accounts receivable - trade and others [member] | Mintit Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	4	17,036
Accounts receivable - trade and others [member] | Happy Narae Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	52	101
Accounts receivable - trade and others [member] | Contents Wavve Corp [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	1,564	1,476
Accounts receivable - trade and others [member] | Incross Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	1,946	2,239
Accounts receivable - trade and others [member] | Eleven Street Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	16,637	6,138
Accounts receivable - trade and others [member] | SK Planet Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	980	9,981
Accounts receivable - trade and others [member] | S K RENT A C A R Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		866
Accounts receivable - trade and others [member] | UNA Engineering Inc. (Formerly, UbiNS Co., Ltd.) [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	1
Accounts receivable - trade and others [member] | SK Shieldus Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	12,582	12,723
Accounts payable - other and others [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	389,162	422,316
Accounts payable - other and others [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	76,471	106,546
Accounts payable - other and others [member] | F&U Credit information Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	4,610	4,417
Accounts payable - other and others [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	206	2,251
Accounts payable - other and others [member] | Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		0
Accounts payable - other and others [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	7,001	3,476
Accounts payable - other and others [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	11,611	7,893
Accounts payable - other and others [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	140,120	156,316
Accounts payable - other and others [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	28,326	28,646
Accounts payable - other and others [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	27,981	30,184
Accounts payable - other and others [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	301,080	307,877
Accounts payable - other and others [member] | Mintit Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	0	0
Accounts payable - other and others [member] | Happy Narae Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	17,833	5,686
Accounts payable - other and others [member] | Contents Wavve Corp [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	7	2
Accounts payable - other and others [member] | Incross Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	20,353	943
Accounts payable - other and others [member] | Eleven Street Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	4,750	6,103
Accounts payable - other and others [member] | SK Planet Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	15,491	18,833
Accounts payable - other and others [member] | S K RENT A C A R Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		33,365
Accounts payable - other and others [member] | UNA Engineering Inc. (Formerly, UbiNS Co., Ltd.) [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	25,498	10,764
Accounts payable - other and others [member] | SK Shieldus Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	₩ 20,515	₩ 14,784